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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:

/s/ Hal Goldstein                                  NEW YORK, NEW YORK                        NOVEMBER 14, 2007
------------------------------------        ------------------------------------        ---------------------------
        [Signature]                                  [City, State]                                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                          0
                                                                         ----

Form 13F Information Table Entry Total:                                    40
                                                                          ---

Form 13F Information Table Value Total:                            $1,646,576
                                                                   ----------
                                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                      MHR Fund Management LLC
                                                    Form 13F Information Table
                                                 Quarter ended September 30, 2007

                                                                                         INVESTMENT DISCRETION   VOTING AUTHORITY
                                                         FAIR MARKET
                                                             VALUE    SHARES/PRN
ISSUER                           TITLE OF      CUSIP       (X 1000S)    AMOUNT   SH/ PUT/        SHARED SHARED
                                   CLASS       NUMBER                           PRN  CALL  SOLE  DEFINED OTHER    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources Inc.       Common     02076X102     $34,845   1,500,000  SH      1,500,000             1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp.                       Common     021211107      $1,013     166,000  SH        166,000               166,000
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp. WTS                   Wts        021211115        $405     332,000  SH        332,000               332,000
------------------------------------------------------------------------------------------------------------------------------------
American Community
Newspapers Inc.                    Common     02520T103      $2,363     560,000  SH        560,000               560,000
------------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers
Inc. WTS  $5 7/1/09                Wts        02520T111        $381   1,120,000  SH      1,120,000             1,120,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc.
5.75% 6/15/2008                    Note       150934AD9        $917   1,176,000  PRN     1,176,000             1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc.             Cmm New    150934404        $275      75,000  SH         75,000                75,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources,
Inc.                               Common     185061108        $898     225,000  SH        225,000               225,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources,
Inc. WTS  $5 4/19/09               Wts        185061116        $185     450,000  SH        450,000               450,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.       Common     291345106     $19,074   4,665,362  SH      4,665,362             4,665,362
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.           Common     414549105      $7,866   1,825,000  SH      1,825,000             1,825,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition
Corp WTS                           Wts        40415K118        $345     486,500  SH        486,500               486,500
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.          Common New 452439201      $4,462   1,040,000  SH      1,040,000             1,040,000
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.      Common     471894105      $5,578   1,111,111  SH      1,111,111             1,111,111
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc.            Common     47214E102      $1,872     600,000  SH        600,000               600,000
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc.
WTS $5 3/14/11                     Wts        47214E110        $248     539,600  SH        539,600               539,600
------------------------------------------------------------------------------------------------------------------------------------
Kapstone Paper & Packaging Corp    Common     48562P103      $1,077     150,000  SH        150,000               150,000
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions             Common     50212A106      $4,777     253,400  SH        253,400               253,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.   Common New 521863308    $860,913  11,755,806  SH     11,755,806            11,755,806
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp      Common New 535919203    $148,678  14,420,800  SH     14,420,800            14,420,800
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                               Common     543881106    $235,549   7,182,737  SH      7,182,737             7,182,737
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                Common     552541104     $48,684     970,000  SH        970,000               970,000
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Pharmaceuticals, Inc.    Common New 563118207        $657   2,856,363  SH      2,856,363             2,856,363
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.        Common     58461X107      $9,931   1,986,133  SH      1,986,133             1,986,133
------------------------------------------------------------------------------------------------------------------------------------




                                                                                         INVESTMENT DISCRETION   VOTING AUTHORITY
                                                         FAIR MARKET
                                                             VALUE     SHARES/PRN
ISSUER                           TITLE OF      CUSIP       (X 1000S)    AMOUNT  SH/  PUT/        SHARED SHARED
                                   CLASS       NUMBER                           PRN  CALL  SOLE  DEFINED OTHER    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                 Common     63860C100      $1,419   2,319,381  SH      2,319,381             2,319,381
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.            Common     640522108      $4,482   3,424,325  SH      3,424,325             3,424,325
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                Common     66986X106        $476     952,380  SH        952,380               952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises,
Inc.                               Class A    Y6476R105     $23,916   1,200,000  SH      1,200,000             1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.                Common     68210P107      $7,925     875,700  SH        875,700               875,700
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc.           Common     74153Q102    $192,729   5,273,031  SH      5,273,031             5,273,031
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                Common     752182105      $2,610     482,400  SH        482,400               482,400
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc. WTS $5
10/28/08                           Wts        752182113      $1,401   1,158,252  SH      1,158,252             1,158,252
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp                 Common Fon 852061100      $1,520      80,000  SH         80,000                80,000
------------------------------------------------------------------------------------------------------------------------------------
Summer Infant, Inc.                Common     865646103        $924     200,000  SH        200,000               200,000
------------------------------------------------------------------------------------------------------------------------------------
Summer Infant, Inc. WTS $5
4/22/09                            Wts        865646111        $240     400,000  SH        400,000               400,000
------------------------------------------------------------------------------------------------------------------------------------
                                   Sponsored
TIM Participacoes SA               ADR PFD    88706P106      $2,052      50,600  SH         50,600                50,600
------------------------------------------------------------------------------------------------------------------------------------
Vantage Energy Services            Units      92209F201        $433      50,000  SH         50,000                50,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                       Common     92552V100      $8,284     268,708  SH        268,708               268,708
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.                Common     969199108      $1,700      50,000  SH         50,000                50,000
------------------------------------------------------------------------------------------------------------------------------------
Yucheng Technologies Limited       Common     G98777108      $5,472     570,000  SH        570,000               570,000
------------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                        $1,646,576
